Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations
Business Combinations

(4) Business Combinations

On September 24, 2017, SAP announced that it had entered into an agreement to acquire U.S.-based Gigya, Inc., a market leader for customer identity and access management solutions. The transaction closed on November 1, 2017, following receipt of regulatory approvals.

The majority of the purchase price for our acquisitions was allocated to goodwill and intangible assets. For more information, see Note (15).

There were no significant acquisitions in 2016.